CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net loss from operations	$ (5,443,924)	$ (15,447,822)
Add (deduct) items not affecting cash
Depreciation and amortization	256,954	2,237,289
Interest expense	20,771	15,071
Share-based payments	169,267	3,609,928
Change in fair value of investments	0	277,329
Change in fair value of derivative liability	(31,337)	(121,243)
Unrealized foreign exchange (gain) loss	662,582	0
Loss on settlement of debt	17,476	0
Gain on measurement of financial liability		(2,926,922)
Impairment loss	0	4,319,619
Changes in non-cash working capital balances
Finance receivables	1,619,150	(896,431)
Other receivables	141,896	5,353
Prepaid expenses and deposits	24,989	(30,545)
Note receivable	0	(224,610)
Trade and other payables	(17,700)	919,954
Cash used in operating activities	(2,579,876)	(8,263,030)
Investing activities
Redemption of investments	738,000	0
Purchase of investments	(21,918)	0
Cash provided by investing activities	716,082	0
Financing activities
Share repurchase	0	(2,957,816)
Proceeds from issuance of shares, net	2,139,808	0
Proceeds from loan payable	302,801	0
Payment of lease obligation	(29,214)	(109,026)
Share options exercised	0	20,247
Cash provided by (used in) financing activities	2,413,395	(3,046,595)
Net increase (decrease)	549,601	(11,309,625)
Cash and cash equivalents, beginning of the period	2,757,040	16,980,472
Cash and cash equivalents, end of the period	3,306,641	5,670,847
Non-cash transactions
Shares issued for debt	$ 685,051	$ 0
Exercise of options - shares issued for services	$ 102,563	$ 0